Uncategorized Items
[rr_AnnualReturn2002]	(0.3179)	0.0863	(0.1900)	0.0152	(0.1093)	(0.2965)
[rr_AnnualReturn2003]	0.2488	0.0491	0.2576	0.0083	0.2736	0.2870	0.3079	0.2922	0.2652	0.0759	0.5299	0.0425	0.2755	0.5529
[rr_AnnualReturn2004]	0.1266	0.0452	0.1202	0.0095	0.1877	0.1138	0.1303	0.1063	0.1057	0.0394	0.0315	0.0188	0.1869	0.1625
[rr_AnnualReturn2005]	0.0965	0.0296	0.0579	0.0282	0.0796	0.1074	0.0723	0.0689	0.0330	0.0270	0.1116	0.0229	0.0828	0.0850
[rr_AnnualReturn2006]	(0.0046)	0.0416	0.1901	0.0463	0.1532	(0.0097)	0.0533	0.0955	0.1100	0.0470	0.0966	0.0471	0.1663	0.2243
[rr_AnnualReturn2007]	0.1970	0.0503	(0.0331)	0.0481	(0.0079)	0.0408	0.1488	0.0949	0.0127	0.0384	0.1157	0.0577	0.0129	0.1272
[rr_AnnualReturn2008]	(0.4521)	(0.0504)	(0.3562)	0.0288	(0.3609)	(0.3091)	(0.4149)	(0.4146)	(0.2809)	(0.1550)	(0.4372)	(0.0256)	(0.3608)	(0.4348)
[rr_AnnualReturn2009]	0.2787	0.1974	0.1656	0.0084	0.2810	0.3663	0.2860	0.3227	0.5421	0.3086	0.5075	0.1405	0.3075	0.2316
[rr_AnnualReturn2010]	0.1626	0.0815	0.1303	0.0002	0.2752	0.1577	0.1731	0.1593	0.1714	0.1345	0.1357	0.0475	0.1610	0.1213
[rr_AnnualReturn2011]	(0.0200)	0.0687	0.0378	0.0001	(0.0215)	(0.0226)	(0.0249)	(0.0252)	0.0253	0.0634	(0.0056)	0.0246	(0.0042)	(0.0791)
[rr_AnnualReturn2012]	0.1793	0.0700	0.1270	0.0003	0.1485	0.1490	0.1262	0.1249	0.1653	0.1121	0.1811	0.0408	0.1450	0.1423
[rr_AnnualReturn2013]	0.3563	(0.0018)	0.3101	0.0001	0.3766	0.1759	0.3443	0.3591	0.0847	0.0131	0.4115	0.0102	0.3585	0.2909
[rr_BarChartHighestQuarterlyReturn]	0.1399	0.0829	0.1545	0.0123	0.1896	0.2188	0.1728	0.1719	0.2362	0.1242	0.1855	0.0512	0.1814	0.1677
[rr_BarChartHighestQuarterlyReturnDate]															Mar. 31, 2012	Mar. 31, 2012	Sep. 30, 2009	Jun. 30, 2009	Jun. 30, 2009	Sep. 30, 2009	Jun. 30, 2009	Dec. 31, 2006	Jun. 30, 2009	Jun. 30, 2009	Sep. 30, 2009	Sep. 30, 2009	Sep. 30, 2009	Jun. 30, 2009
[rr_BarChartLowestQuarterlyReturn]	(0.2423)	(0.0362)	(0.2054)	0.00	(0.2538)	(0.1817)	(0.2256)	(0.2536)	(0.1927)	(0.0972)	(0.2655)	(0.0283)	(0.2048)	(0.2456)
[rr_BarChartLowestQuarterlyReturnDate]															Dec. 31, 2008	Dec. 31, 2008	Dec. 31, 2008	Dec. 31, 2008	Dec. 31, 2008	Dec. 31, 2008	Dec. 31, 2008	Dec. 31, 2013	Dec. 31, 2008	Dec. 31, 2008	Dec. 31, 2008	Dec. 31, 2008	Dec. 31, 2008	Dec. 31, 2008
[rr_BarChartYearToDateReturn]	0.0722	0.0489	0.0706	0.0001	(0.0523)	0.0512	0.0524	0.0717	0.0531	0.0532	0.1195	0.0152	0.0344	0.0672
[rr_BarChartYearToDateReturnDate]															Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014
[rr_ExpensesRestatedToReflectCurrent]																													The "Other Expenses" of the Fund's Institutional Shares have been restated to reflect current fees.	The "Other Expenses" of the Fund's Institutional Shares have been restated to reflect current fees.	The "Other Expenses" of the Fund's Institutional Shares have been restated to reflect current fees.	The "Other Expenses" of the Fund's Institutional Shares have been restated to reflect current fees.	The "Other Expenses" of the Fund's Institutional Shares have been restated to reflect current fees.	The "Other Expenses" of the Fund's Institutional Shares have been restated to reflect current fees.	The "Other Expenses" of the Fund's Institutional Shares have been restated to reflect current fees.	The "Other Expenses" of the Fund's Institutional Shares have been restated to reflect current fees.	The "Other Expenses" of the Fund's Institutional Shares have been restated to reflect current fees.
[rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination]																												2015-12-01										2015-12-01	2015-12-01
[rr_HighestQuarterlyReturnLabel]															BEST QUARTER*	BEST QUARTER*	BEST QUARTER*	BEST QUARTER*	BEST QUARTER*	BEST QUARTER*	BEST QUARTER*	BEST QUARTER*	BEST QUARTER*	BEST QUARTER*	BEST QUARTER*	BEST QUARTER*	BEST QUARTER*	BEST QUARTER*
[rr_IndexNoDeductionForFeesExpensesTaxes]															Reflects no deduction for fees, expenses, or taxes	Reflects no deduction for for fees, expenses, or taxes	Reflects no deduction for fees, expenses, or taxes	Reflects no deduction for fees, expenses, or taxes	Reflects no deductions for fees, expenses, or taxes	Reflects no deductions for fees, expenses, or taxes	Reflects no deductions for fees, expenses, or taxes		Reflects no deductions for fees, expenses, or taxes	Reflects no deductions for fees, expenses, or taxes	Reflects no deductions for fees, expenses, or taxes	Reflects no deduction for fees, expenses, or taxes	Reflects no deduction for fees, expenses, or taxes	Reflects no deduction for for fees, expenses, or taxes
[rr_LowestQuarterlyReturnLabel]															WORST QUARTER*	WORST QUARTER*	WORST QUARTER*	WORST QUARTER*	WORST QUARTER*	WORST QUARTER*	WORST QUARTER*	WORST QUARTER*	WORST QUARTER*	WORST QUARTER*	WORST QUARTER*	WORST QUARTER*	WORST QUARTER*	WORST QUARTER*
[rr_PerformanceAvailabilityPhone]															(800) 531-USAA (8722)	(800) 531-USAA (8722)	(800) 531-USAA (8722)	(800) 531-USAA (8722)	(800) 531-USAA (8722)	(800) 531-USAA (8722)	(800) 531-USAA (8722)	(800) 531-USAA (8722)	(800) 531-USAA (8722)	(800) 531-USAA (8722)	(800) 531-USAA (8722)	(800) 531-USAA (8722)	(800) 531-USAA (8722)	(800) 531-USAA (8722)
[rr_PerformanceAvailabilityWebSiteAddress]															usaa.com	usaa.com	usaa.com	usaa.com	usaa.com	usaa.com	usaa.com	usaa.com	usaa.com	usaa.com	usaa.com	usaa.com	usaa.com	usaa.com
[rr_PerformanceInformationIllustratesVariabilityOfReturns]															The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years.	The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years.	The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years.	The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years.	The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years.	The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years.	The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years.	The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years.	The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years.	The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years.	The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years.	The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares' volatility and performance from year to year for each full calendar year over the past 10 years.	The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years.	The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund’s volatility and performance from year to year for each full calendar year over the past 10 years.
[rr_PerformancePastDoesNotIndicateFuture]															historical performance (before and after taxes) does not necessarily indicate what will happen in the future.	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.	historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
[rr_PerformanceTableNotRelevantToTaxDeferred]															If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.		If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
[rr_PerformanceTableOneClassOfAfterTaxShown]															Please note that after-tax returns are shown only for the Fund Shares and may differ for the Institutional Share class.	Please note that after-tax returns are shown only for the Fund Shares and may differ for the Institutional Shares.	Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.	Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.	Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.	Please note that after-tax returns are shown only for the Fund Shares and may differ for the Institutional Shares.	Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.		Please note that after-tax returns are shown only for the Fund Shares and may differ for the Adviser Shares.	Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.	Please note that after-tax returns are shown only for the Fund Shares and may differ for the Institutional Shares.	Please note that after-tax returns are shown only for the Fund Shares and may differ for each share class.
[rr_PerformanceTableUsesHighestFederalRate]															After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[rr_PortfolioTurnoverRate]	0.31	0.14	0.57		0.45	0.64	0.68	0.61	0.21	0.10	0.91	0.28	0.20	0.36
[rr_RiskLoseMoney]															As with other mutual funds, losing money is a risk of investing in this Fund.	As with other mutual funds, losing money is a risk of investing in this Fund.	As with other mutual funds, losing money is a risk of investing in this Fund.	As with other mutual funds, losing money is a risk of investing in this Fund.	As with other mutual funds, losing money is a risk of investing in this Fund.	As with other mutual funds, losing money is a risk of investing in this Fund.	As with other mutual funds, losing money is a risk of investing in this Fund.	As with other mutual funds, losing money is a risk of investing in this Fund.	As with other mutual funds, losing money is a risk of investing in this Fund.	As with other mutual funds, losing money is a risk of investing in this Fund.	As with other mutual funds, losing money is a risk of investing in this Fund.	As with other mutual funds, losing money is a risk of investing in this Fund.	As with other mutual funds, losing money is a risk of investing in this Fund.	As with other mutual funds, losing money is a risk of investing in this Fund.
[rr_RiskMoneyMarketFund]																						Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.
[rr_RiskNotInsuredDepositoryInstitution]															An investment in this Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.	An investment in this Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.	An investment in this Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.	An investment in this Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.	An investment in this Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.	An investment in this Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.	An investment in this Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.	An investment in this Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.	An investment in this Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.	An investment in this Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.	An investment in this Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.	An investment in this Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.	An investment in this Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.	An investment in this Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agengy.
[rr_YearToDateReturnLabel]															NINE-MONTH YTD TOTAL RETURN	NINE-MONTH YTD TOTAL RETURN	NINE-MONTH YTD TOTAL RETURN	NINE-MONTH YTD TOTAL RETURN	NINE-MONTH YTD TOTAL RETURN	NINE-MONTH YTD TOTAL RETURN	NINE-MONTH YTD TOTAL RETURN	NINE-MONTH YTD TOTAL RETURN	NINE-MONTH YTD TOTAL RETURN	NINE-MONTH YTD TOTAL RETURN	NINE-MONTH YTD TOTAL RETURN	NINE-MONTH YTD TOTAL RETURN	NINE-MONTH YTD TOTAL RETURN	NINE-MONTH YTD TOTAL RETURN